Schedule of assets per reportable segment (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
ASSETS	R$ 49,537,535	R$ 46,784,664
CURRENT ASSETS	11,189,872	11,407,431
Non-current assets	38,347,663	35,377,233
Long term assets	15,743,322	16,090,279
[custom:NoncurrentInvestment-0]	3,042,134
Property, plant and equipment	10,142,591	9,495,460
Intangible assets other than goodwill	9,215,560	6,929,456
[custom:RightofuseAsset-0]	204,056	132,521
[custom:NoncurrentAssets1-0]		35,377,233
[custom:Investments1-0]		2,729,517
[custom:IntangibleAssetsOtherThanGoodwill3-0]		6,929,456
Electricity Get [Member]
IfrsStatementLineItems [Line Items]
ASSETS	24,844,335	20,945,910
CURRENT ASSETS	3,316,406	3,137,219
Non-current assets	21,527,929	17,808,691
Long term assets	6,639,545	5,561,545
[custom:NoncurrentInvestment-0]	2,887,272
Property, plant and equipment	10,123,352	9,420,859
Intangible assets other than goodwill	1,799,391
[custom:RightofuseAsset-0]	78,369	28,663
[custom:Investments1-0]		2,574,402
[custom:IntangibleAssetsOtherThanGoodwill3-0]		223,222
Electricity Dis [Member]
IfrsStatementLineItems [Line Items]
ASSETS	20,804,701	20,407,088
CURRENT ASSETS	6,448,051	6,198,414
Non-current assets	14,356,650	14,208,674
Long term assets	7,664,328	7,915,662
[custom:NoncurrentInvestment-0]	540
Property, plant and equipment	(0)	(0)
Intangible assets other than goodwill	6,596,184
[custom:RightofuseAsset-0]	95,598	88,817
[custom:Investments1-0]		808
[custom:IntangibleAssetsOtherThanGoodwill3-0]		6,203,387
Com [Member]
IfrsStatementLineItems [Line Items]
ASSETS	1,519,017	1,053,099
CURRENT ASSETS	755,227	390,695
Non-current assets	763,790	662,404
Long term assets	757,873	660,229
[custom:NoncurrentInvestment-0]	(0)
Property, plant and equipment	305	224
Intangible assets other than goodwill	4,038
[custom:RightofuseAsset-0]	1,574	118
[custom:Investments1-0]
[custom:IntangibleAssetsOtherThanGoodwill3-0]		1,833
Tel [Member]
IfrsStatementLineItems [Line Items]
ASSETS	(0)	1,565,593
CURRENT ASSETS	(0)	666,654
Non-current assets	(0)	898,939
Long term assets	(0)	136,527
[custom:NoncurrentInvestment-0]	(0)
Property, plant and equipment	(0)	734,172
Intangible assets other than goodwill	(0)
[custom:RightofuseAsset-0]		11,247
[custom:Investments1-0]
[custom:IntangibleAssetsOtherThanGoodwill3-0]		16,993
Gas [Member]
IfrsStatementLineItems [Line Items]
ASSETS	827,901	749,434
CURRENT ASSETS	355,500	245,028
Non-current assets	472,401	504,406
Long term assets	362,649	358,719
[custom:NoncurrentInvestment-0]	(0)
Property, plant and equipment	(0)
Intangible assets other than goodwill	96,145
[custom:RightofuseAsset-0]	13,607	13,321
[custom:Investments1-0]
[custom:IntangibleAssetsOtherThanGoodwill3-0]		132,366
Hol [Member]
IfrsStatementLineItems [Line Items]
ASSETS	3,243,736	4,733,847
CURRENT ASSETS	2,356,145	2,543,995
Non-current assets	887,591	2,189,852
Long term assets	694,197	2,007,064
[custom:NoncurrentInvestment-0]	154,322
Property, plant and equipment	18,934	24,500
Intangible assets other than goodwill	5,230
[custom:RightofuseAsset-0]	14,908	1,602
[custom:Investments1-0]		154,307
[custom:IntangibleAssetsOtherThanGoodwill3-0]		2,379
Reclassifications Note 40 [Member]
IfrsStatementLineItems [Line Items]
ASSETS	(1,451,159)	(1,230,546)
CURRENT ASSETS	(652,886)	(380,954)
Non-current assets	(798,273)	(849,592)
Long term assets	(129,077)	(110,834)
[custom:NoncurrentInvestment-0]	(0)
Property, plant and equipment	(651,458)	(716,924)
Intangible assets other than goodwill	(8,202)
[custom:RightofuseAsset-0]	(9,536)	(11,247)
[custom:Investments1-0]
[custom:IntangibleAssetsOtherThanGoodwill3-0]		(10,587)
Elimination of intersegment amounts [member]
IfrsStatementLineItems [Line Items]
ASSETS	(250,996)	(1,439,761)
CURRENT ASSETS	(1,388,571)	(1,393,620)
Non-current assets	1,137,575	(46,141)
Long term assets	(246,193)	(438,633)
[custom:NoncurrentInvestment-0]	(0)
Property, plant and equipment	651,458	32,629
Intangible assets other than goodwill	722,774
[custom:RightofuseAsset-0]	R$ 9,536
[custom:Investments1-0]
[custom:IntangibleAssetsOtherThanGoodwill3-0]		R$ 359,863